     SUPPLEMENT DATED JULY 3, 2006
TO DREYFUS FOUNDERS FUNDS, INC.
CLASS F PROSPECTUS DATED MAY 1, 2006
(as previously supplemented)

Dreyfus Founders Balanced Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Balanced Fund” is hereby amended on page 5 by revising the first paragraph of the section entitled “Portfolio Manager” to read as follows:

John B. Jares, Vice President of Investments. Mr. Jares, a Chartered Financial Analyst, has been a portfolio manager of Balanced Fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

In addition, Catherine A. Powers will join Mr. Jares as a co-portfolio manager of the Fund on or about August 1, 2006 (the “Effective Date”). As a result, as of the Effective Date, the section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Balanced Fund” is hereby amended on page 5 by revising the first paragraph of the section entitled “Portfolio Manager” to read as follows:

Balanced Fund is co-managed by two portfolio managers, John B. Jares, who manages the equity portion of the Fund, and Catherine A. Powers, who manages the fixed-income portion of the Fund. Mr. Jares, a Vice President of Investments and a Chartered Financial Analyst, has been a portfolio manager of Balanced Fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He has also been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997. Ms. Powers has been a co-portfolio manager of Balanced Fund and an employee of Founders since August 2006. She also is a Chartered Financial Analyst, and is employed as a senior portfolio manager for active core strategies, responsible for high grade core and core plus fixed-income strategies, with Standish Mellon Asset Management, LLC (“Standish Mellon”), an affiliate of Founders. She joined Standish Mellon in 1988. In prior positions with Standish Mellon, Ms. Powers was the director of structured finance and liquid products research, coordinating strategy with respect to mortgage-related and asset-backed securities.

Dreyfus Founders Discovery Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Discovery Fund” is hereby amended on page 7 by revising the first and second paragraphs of the section entitled “Portfolio Managers” to read as follows:

Bradley C. Orr, Portfolio Manager. Mr. Orr is a Chartered Financial Analyst who has been a portfolio manager of Discovery Fund since April 2004, and became the lead manager in 2005. He is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since July 2006. Mr. Orr also has been employed by Founders since 1995, where he served as an equity analyst from 1997 to 2004.

James (J.D.) Padgett, Portfolio Manager. Mr. Padgett is a Chartered Financial Analyst who has been a portfolio manager of Discovery Fund since April 2004. He is a portfolio manger at The Boston Company, where he has been employed since July 2006. Mr. Padgett also has been employed by Founders since 2002, where he served as an equity analyst from 2002 to 2004. Mr. Padgett was formerly an equity analyst for Berger Financial LLC from 2000 to 2002, and a portfolio manager at Colorado Public Employees’ Retirement Association from 1997 to 2000.

In addition, on or about August 1, 2006 (the “Effective Date”), B. Randall Watts, Jr. will assume portfolio management responsibilities for Discovery Fund. As a result, as of the Effective Date, the section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Discovery Fund” is hereby amended on page 7 by deleting the first and second paragraphs under the section entitled “Portfolio Managers” and replacing them with the following:

B. Randall Watts, Jr., Portfolio Manager. Mr. Watts is a Chartered Financial Analyst who has been the portfolio manager of Discovery Fund and an employee of Founders since August 2006. He also is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since 2001. For ten years prior to joining The Boston Company, Mr. Watts was a director and portfolio manager with Westfield Capital Management.

A revised definition of “small-cap companies” will be used by Mr. Watts in managing Discovery Fund. As a result, as of the Effective Date, the section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Discovery Fund” is hereby amended by deleting the definition of “small-cap companies” on page 6 and replacing it with the following:

Small-cap companies are those which, at the time of purchase, have market capitalizations equal to or less than the market capitalization of the largest company included in the Russell 2000 Growth Index.

Dreyfus Founders Equity Growth Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Equity Growth Fund” is hereby amended on page 9 by revising the first paragraph of the section entitled “Portfolio Manager” to read as follows:

John B. Jares, Vice President of Investments. Mr. Jares, a Chartered Financial Analyst, has been the portfolio manager of Equity Growth Fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Dreyfus Founders Growth Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Growth Fund” is hereby amended on page 13 by revising the first paragraph of the section entitled “Portfolio Manager” to read as follows:

John B. Jares, Vice President of Investments. Mr. Jares, a Chartered Financial Analyst, has been the portfolio manager of Growth Fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Dreyfus Founders Mid-Cap Growth Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Mid-Cap Growth Fund” is hereby amended on page 17 by deleting the first and second paragraphs of the section entitled “Portfolio Managers” in their entirety and replacing them with the following:

Daniel E. Crowe, Portfolio Manager. Mr. Crowe, a Chartered Financial Analyst, has been the portfolio manager of Mid-Cap Growth Fund since July 2006. He previously served as a co-portfolio manager of the Fund from January 2005 to July 2006, and as the assistant portfolio manager of the Fund from June 2004 to January 2005. He is a portfolio manager at The Boston Company Asset Management, LLC, where he has been employed since July 2006. Mr. Crowe also has been employed by Founders since 2002, where he served as an equity analyst from 2002 to 2004. Before joining Founders, Mr. Crowe was a research analyst with Marsico Capital Management from 1999 to 2002 and a senior consultant with Andersen Consulting from 1996 to 1998.

Dreyfus Founders Worldwide Growth Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Worldwide Growth Fund” is hereby amended on page 23 by revising the third paragraph of the section entitled “Portfolio Managers” to read as follows:

Mr. Jares has been a portfolio manager of Worldwide Growth Fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Investment Management Team

The section of the Prospectus entitled “Management – Founders’ Investment Management Team” is hereby amended on page 27 by revising the first paragraph thereof to read as follows:

To facilitate day-to-day fund management, we use a team system for our Funds. There are three equity investment teams, each targeted toward a particular area of the market: domestic small-capitalization, domestic mid- to large-capitalization, and international investments. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders.

July 3, 2006

DREYFUS FOUNDERS BALANCED FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 8 by revising the fifth paragraph thereof to read as follows:

Jares B. Jares, vice president of investments and a chartered financial analyst, has been a portfolio manager of the fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Catherine A. Powers will join Mr. Jares as a co-portfolio manager of the fund on or about August 1, 2006. As a result, as of that date, the section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 8 by replacing the fifth paragraph thereof with the following:

The fund is co-managed by two portfolio managers, John B. Jares, who manages the equity portion of the fund, and Catherine A. Powers, who manages the fixed-income portion of the fund. Mr. Jares, a vice president of investments and a chartered financial analyst, has been a portfolio manager of the fund since 2001. He is a portfolio manager at The Boston Company, an affiliate of Founders, where he has been employed since July 2006. He has also been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997. Ms. Powers has been a co-portfolio manager of the fund and an employee of Founders since August 2006. She also is a chartered financial analyst, and is employed as a senior portfolio manager for active core strategies, responsible for high grade core and core plus fixed-income strategies, with Standish Mellon Asset Management, LLC (“Standish Mellon”), an affiliate of Founders. She joined Standish Mellon in 1988. In prior positions with Standish Mellon, Ms. Powers was the director of structured finance and liquid products research, coordinating strategy with respect to mortgage-related and asset-backed securities.

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 8 by revising the fourth paragraph thereof to read as follows:

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the managers use the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

July 3, 2006

DREYFUS FOUNDERS DISCOVERY FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 6 by revising the fifth paragraph thereof to read as follows:

The fund is co-managed by Bradley C. Orr and James (J.D.) Padgett. Each is a chartered financial analyst. Mr. Orr has been a portfolio manager of the fund since April 2004, and became the lead manager in 2005. He is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since July 2006. Mr. Orr also has been employed by Founders since 1995, where he served as an equity analyst from 1997 to 2004. Mr. Padgett has been a portfolio manager of the fund since April 2004. He is a portfolio manger at The Boston Company, where he has been employed since July 2006. Mr. Padgett also has been employed by Founders since 2002, where he served as an equity analyst from 2002 to 2004. Mr. Padgett was formerly an equity analyst for Berger Financial LLC from 2000 to 2002, and a portfolio manager at Colorado Public Employees’ Retirement Association from 1997 to 2000.

In addition, on or about August 1, 2006, B. Randall Watts, Jr. will assume portfolio management responsibilities for the fund. As a result, as of that date, the section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 6 by deleting the fifth paragraph thereof and replacing it with the following:

B. Randall Watts, Jr. is the portfolio manager for the fund. Mr. Watts is a chartered financial analyst who has been the portfolio manager of the fund and an employee of Founders since August 2006. He also is a senior vice president at The Boston Company, an affiliate of Founders, where he has been employed since 2001. For ten years prior to joining The Boston Company, Mr. Watts was a director and portfolio manager with Westfield Capital Management.

A revised definition of “small-cap companies” will be used by Mr. Watts in managing the fund. As a result, effective on or about August 1, 2006, the section of the prospectus entitled “Main Risks” is hereby amended on page 1 by deleting the definition of “small-cap companies” under “Key Concepts” and replacing it with the following:

Small-cap companies: those which, at the time of purchase, have market capitalizations equal to or less than the market capitalization of the largest company included in the Russell 2000 Growth Index.

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 6 by revising the fourth paragraph thereof to read as follows:

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the managers use the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

July 3, 2006

DREYFUS FOUNDERS EQUITY GROWTH FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 8 by revising the sixth paragraph thereof to read as follows:

John B. Jares, vice president of investments and a chartered financial analyst, has been the portfolio manager of the fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 8 by revising the fourth paragraph thereof to read as follows:

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

July 3, 2006

DREYFUS FOUNDERS GROWTH FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 7 by revising the fifth paragraph thereof to read as follows:

John B. Jares, vice president of investments and a chartered financial analyst, has been the portfolio manager of the fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 7 by revising the fourth paragraph thereof to read as follows:

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

July 3, 2006

DREYFUS FOUNDERS MID-CAP GROWTH FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 7 by revising the fifth paragraph thereof to read as follows:

Daniel E. Crowe, a chartered financial analyst, has been the portfolio manager of the fund since July 2006. He previously served as a co-portfolio manager of the fund from January 2005 to July 2006, and as the assistant portfolio manager of the fund from June 2004 to January 2005. He is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), where he has been employed since July 2006. Mr. Crowe also has been employed by Founders since 2002, where he served as an equity analyst from 2002 to 2004. Before joining Founders, Mr. Crowe was a research analyst with Marsico Capital Management from 1999 to 2002 and a senior consultant with Andersen Consulting from 1996 to 1998.

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 7 by revising the fourth paragraph thereof to read as follows:

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

July 3, 2006

DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 8 by revising the seventh paragraph thereof to read as follows:

Mr. Jares has been a portfolio manager of the fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 7 by revising the fourth paragraph thereof to read as follows:

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

July 3, 2006

DREYFUS FOUNDERS FUNDS, INC.
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2006

Investment Adviser, Distributor and Other Services Providers

The section of the SAI entitled “Investment Adviser, Distributor and Other Service Providers – Portfolio Managers” is hereby amended on page 42 to add the following as the first paragraph thereof:

Portfolio Management. Founders manages each Fund's investments in accordance with the stated policies of the Fund, subject to the oversight of the Company’s Board. Founders is responsible for investment decisions and provides the Funds with portfolio managers who execute purchases and sales of securities for the relevant Fund. The portfolio managers of Balanced Fund are John B. Jares (primary portfolio manager) and Evan D. Rothschild, each of whom is an employee of both The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, and Founders. Effective on or about August 1, 2006, Catherine A. Powers will join Mr. Jares as a co-primary portfolio manager, and Christopher Pellegrino will join as an additional portfolio manager. Ms. Powers and Mr. Pellegrino will be employees of both Standish Mellon Asset Management LLC, an affiliate of Founders, and Founders. The portfolio managers of Discovery Fund are Bradley C. Orr and James (J.D.) Padgett, each of whom is an employee of both The Boston Company and Founders. Effective on or about August 1, 2006, the portfolio managers of Discovery Fund will be B. Randall Watts, Jr. (primary portfolio manager) and Hans Von der Luft, each of whom is an employee of both The Boston Company and Founders. The portfolio managers of Equity Growth and Growth Funds, and the domestic portion of the Worldwide Growth Fund, are Messrs. Jares (primary portfolio manager) and Rothschild. The portfolio manager of Government Securities Fund is Margaret R. Danuser, who is an employee of Founders. The portfolio managers of International Equity Fund and the foreign portion of the Worldwide Growth Fund are Remi J. Browne and Jeffrey R. Sullivan, each of whom is an employee of both The Boston Company and Founders. The portfolio managers of Mid-Cap Growth Fund are Daniel E. Crowe (primary portfolio manager) and Scott W. Stutzman, both of whom are employees of both The Boston Company and Founders. The portfolio manager of Money Market Fund is Ms. Danuser. The portfolio managers of Passport Fund are Daniel B. LeVan and John W. Evers, both of whom are employees of both The Boston Company and Founders.

Other Accounts Managed

On or about August 1, 2006, the section of the SAI entitled "Investment Adviser, Distributor and Other Service Providers – Portfolio Managers" is hereby amended on page 44 by adding the following information as of May 31, 2006, in the section entitled “Other Accounts Managed”:

Catherine A. Powers

	Dreyfus	Other Registered	Other Pooled	Other Accounts
	Founders Funds	Investment Companies	Investment	Managed
	Managed	Managed	Vehicles Managed
Number	0	5	5	69
Total Assets	-	$1.1 Billion	$455.2 Million	$5.2 Billion

B. Randall Watts, Jr.

	Dreyfus	Other Registered	Other Pooled	Other Accounts
	Founders Funds	Investment Companies	Investment	Managed
	Managed	Managed	Vehicles Managed
Number	0	4	2	18
Total Assets	-	$225.6 Million	$148.3 Million	$552.3 Million

Portfolio Manager Compensation

On or about August 1, 2006, the section of the SAI entitled “Investment Adviser, Distributor and Other Service Providers – Portfolio Managers” is hereby amended on page 45 by revising the first paragraph under the section entitled “Compensation” to read as follows:

Compensation. The Funds’ portfolio managers are divided into four groups for compensation purposes: Denver-based equity portfolio managers, Boston-based equity portfolio managers, the Denver-based fixed-income manager, and the Boston-based fixed-income manager. The compensation program applicable to each of these groups is described below. The Funds’ portfolio managers are compensated by Founders or its affiliates, and not by the Funds.

On or about August 1, 2006, the section of the SAI entitled “Investment Adviser, Distributor and Other Service Providers – Portfolio Managers” is hereby amended on page 45 by deleting the sixth and seventh paragraphs under the section entitled “Compensation” and replacing them with the following:

Boston-based equity portfolio managers (Messrs. Browne, Evers, LeVan, Sullivan and Watts). These portfolio managers are dual employees of Founders and The Boston Company Asset Management, LLC (“TBCAM”), which is also an indirect, wholly owned subsidiary of Mellon Financial. The portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a predetermined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM’s financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager’s range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and, regardless of performance, are subject to pool funding availability. Awards are paid in cash on an annual basis. For Messrs. Browne, LeVan and Watts, a significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager’s accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed. For Messrs. Evers and Sullivan, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

The portfolio managers are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM’s net income (capped at 20% and with a minimum payout of the Mellon Bank N.A. 3 year certificate of deposit rate).

On or about August 1, 2006, the section of the SAI entitled “Investment Adviser, Distributor and Other Service Providers – Portfolio Managers” is hereby amended on page 47 by adding a new ninth paragraph under the section entitled “Compensation” to read as follows:

Boston-based fixed-income portfolio manager (Ms. Powers). The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). The portfolio manager is a dual employee of Standish Mellon and Founders. Funding for the Standish Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. Also considered in determining individual awards are team participation and general contributions to Standish Mellon.

The portfolio manager is also eligible to participate in the Standish Mellon Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish Mellon (capped at 20% per year). Management has discretion with respect to actual participation.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon’s elective deferred compensation plan.

Ownership of Securities

On or about August 1, 2006, the section of the SAI entitled "Investment Adviser, Distributor and Other Service Providers – Portfolio Managers” is hereby amended on page 48 by adding the following information as of May 31, 2006, under the section entitled “Ownership of Securities”:

Catherine A. Powers

Balanced	None

B. Randall Watts, Jr.

Discovery	None

Brokerage Allocation

The section of the SAI entitled "Brokerage Allocation” is hereby amended on pages 81-82 by deleting the eleventh and twelfth paragraphs of the section and replacing them with the following:

Effective July 1, 2006, the Discovery Fund, Equity Growth Fund, Growth Fund, Mid-Cap Growth Fund, equity portion of the Balanced Fund and the domestic portion of the Worldwide Growth Fund are managed by dual employees of Founders and TBCAM. The International Equity Fund, Passport Fund and the foreign portion of the Worldwide Growth Fund have been managed by dual employees of Founders and TBCAM since 2003. These Funds use the research and trading facilities, and are subject to the internal brokerage and trading-related policies and procedures, of TBCAM. These policies and procedures also have been adopted by Founders. While the brokerage and trading-related policies and procedures of TBCAM are different than Founders’ prior policies and procedures, they are based on the same principles, and are substantially similar. Because these Funds may benefit from the research and brokerage products and services TBCAM receives from brokers, commissions generated by these Funds may be used to help pay for research and brokerage products and services used by TBCAM.

Decisions relating to purchases and sales of securities for a Fund are made by Founders. Founders places orders for the purchase and sale of equity securities through the trading desk of TBCAM. Selection of broker-dealers to execute transactions in equity securities and negotiation of commission rates are made by TBCAM, subject to general supervision by Founders. The Funds’ investment decisions, broker-dealer selections and commission rates are subject to the general supervision of the Board of Directors of the Company.